Performance Management	Feb. 28, 2025
1789 Growth and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and performance table below illustrate the variability of the Fund’s returns. The bar chart shows changes in the performance of the Fund’s Class C shares for each full calendar year since inception. The returns of the Fund’s other share class will differ from the returns of the Class C shares shown below because the expenses of the classes differ. The performance table shows how the Fund’s average annual total returns compare with broad measures of market performance. The S&P 500 Total Return Index is included as an additional comparable index. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The bar chart does not reflect sales load charges. Updated performance information, current through the most recent month end, is available by calling 1-888-229-9448.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate the variability of the Fund’s returns. The bar chart shows changes in the performance of the Fund’s Class C shares for each full calendar year since inception.
Bar Chart [Heading]	Annual Total Returns Years Ended December 31* - Class C
Bar Chart [Table]
Bar Chart Closing [Text Block]
*	The Fund’s year-to-date return through December 31, 2024 is 14.53%.
  For the periods included in the bar chart:
Best Quarter:	11.46%,	3rd Quarter, 2024
Worst Quarter:	(18.43%),	1st Quarter, 2020

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	14.53%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.46%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of December 31, 2024
Performance Table Narrative

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class C shares only and after-tax returns for Class P will vary to the extent that each class has different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
Class C Shares	1 Year	5 Years	10 Years
Return Before Taxes	13.53%	7.42%	6.28%
Return After Taxes on Distributions	12.50%	6.77%	5.62%
Return After Taxes on Distributions and Sale of Fund Shares	8.73%	5.77%	4.91%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Class P Shares	1 Year	5 Years	10 Years
Return Before Taxes	15.70%	8.52%	7.35%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class C shares only and after-tax returns for Class P will vary to the extent that each class has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Phone [Text]	1-888-229-9448
1789 Growth and Income Fund Class C Shares
Prospectus [Line Items]
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes